Income Taxes - Summary of Deferred Tax (Assets) and Liabilities (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 725,066	$ 199,366	$ 280,740
Exploration and evaluation assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	8,464,017	5,997,824
Convertible debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	8,565,347	4,040,500
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(16,067,850)	(9,638,615)
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(194,576)	(177,234)
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ (41,872)	$ (24,109)